MEEHAN FOCUS FUND
SCHEDULE OF INVESTMENTS
May 31, 2022 (Unaudited)

COMMON STOCKS - 92.9%	Shares	Value
Communications - 9.1%
Entertainment Content - 1.4%
Walt Disney Company (The) (a)	12,150	$ 1,341,846

Internet Media & Services - 7.7%
Alphabet, Inc. - Class A (a)	1,495	3,401,484
Alphabet, Inc. - Class C (a)	1,868	4,260,497
		7,661,981
Consumer Discretionary - 17.1%
E-Commerce Discretionary - 3.6%
Amazon.com, Inc. (a)	1,500	3,606,285

Home Construction - 2.6%
Lennar Corporation - Class A	31,900	2,559,975

Leisure Products - 0.9%
Malibu Boats, Inc. - Class A (a)	14,850	870,210

Retail - Discretionary - 10.0%
Lowe's Companies, Inc.	44,000	8,593,200
Williams-Sonoma, Inc.	10,730	1,372,582
		9,965,782
Consumer Staples - 1.4%
Beverages - 0.7%
Boston Beer Company, Inc. (The) - Class A (a)	1,925	683,952

Retail - Consumer Staples - 0.7%
Ollie's Bargain Outlet Holdings, Inc. (a)	14,775	693,982

Financials - 12.1%
Asset Management - 2.3%
BlackRock, Inc.	2,490	1,666,009
Blackstone, Inc.	5,000	588,950
		2,254,959

MEEHAN FOCUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.9% (Continued)	Shares	Value
Financials - 12.1% (Continued)
Banking - 2.1%
Bank of America Corporation	56,000	$ 2,083,200

Insurance - 7.7%
Berkshire Hathaway, Inc. - Class B (a)	24,150	7,630,917

Health Care - 13.2%
Biotech & Pharma - 7.3%
Bristol-Myers Squibb Company	18,130	1,367,908
Novartis AG - ADR	20,420	1,856,995
Vertex Pharmaceuticals, Inc. (a)	14,800	3,976,020
		7,200,923
Health Care Facilities & Services - 4.3%
CVS Health Corporation	44,000	4,257,000

Medical Equipment & Devices - 1.6%
Medtronic plc	15,820	1,584,373

Industrials - 8.5%
Diversified Industrials - 1.1%
3M Company	7,470	1,115,196

Electrical Equipment - 1.5%
Johnson Controls International plc	27,275	1,486,760

Industrial Support Services - 5.2%
United Rentals, Inc. (a)	17,330	5,167,460

Machinery - 0.7%
Stanley Black & Decker, Inc.	5,525	655,762

Technology - 31.5%
Semiconductors - 8.8%
Applied Materials, Inc.	35,365	4,147,961
Broadcom, Inc.	6,245	3,622,912

MEEHAN FOCUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.9% (Continued)	Shares	Value
Technology - 31.5% (Continued)
Semiconductors - 8.8% (Continued)
Micron Technology, Inc.	12,300	$ 908,232
		8,679,105
Software - 10.4%
Microsoft Corporation	38,035	10,340,575

Technology Hardware - 10.0%
Apple, Inc.	66,345	9,874,790

Technology Services - 2.3%
Visa, Inc. - Class A	11,000	2,333,870

Total Common Stocks (Cost $35,517,933)		$ 92,048,903

EXCHANGE-TRADED FUNDS - 0.8%	Shares	Value
iShares Core MSCI Pacific ETF (Cost $788,522)	14,690	$ 838,212

MONEY MARKET FUNDS - 6.3%	Shares	Value
Invesco Short-Term Investment Trust Government & Agency Portfolio - Institutional Class, 0.68% (b) (Cost $6,245,931)	6,245,931	$ 6,245,931

Investments at Value - 100.0% (Cost $42,552,386)		$ 99,133,046

Liabilities in Excess of Other Assets - (0.0%) (c)		(21,811)

Net Assets - 100.0%		$ 99,111,235

ADR	- American Depositary Receipt
AG	- Aktiengesellschaft
plc	- Public Limited Company

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of May 31, 2022.
(c)	Percentage rounds to less than 0.1%.